SHARE BASED COMPENSATION - Schedule of Options to Service Providers and Advisers Outstanding (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Services Providers and Advisers [Member]
SHARE BASED COMPENSATION - Schedule of Options to Service Providers and Advisers Outstanding (Details) [Line Items]
Number of options, Outstanding at beginning of year	240,111
Weighted average Exercise price, Outstanding at beginning of year (in Dollars per share) | $ / shares	$ 0.97
Number of options, Granted	0
Weighted average Exercise price, Granted (in Dollars per share) | $ / shares	$ 0
Number of options, Exercised	(5,442)
Weighted average Exercise price, Exercised (in Dollars per share) | $ / shares	$ 0.12
Number of options, Outstanding ending	234,669
Weighted average Exercise price, Outstanding ending (in Dollars per share) | $ / shares	$ 0.99
Number of options, Exercisable options	210,085
Weighted average Exercise price, Exercisable options (in Dollars per share) | $ / shares	$ 0.99
Number of options, Share-based payment expenses (in Dollars) | $	$ 10
Employees And Directors [Member]
SHARE BASED COMPENSATION - Schedule of Options to Service Providers and Advisers Outstanding (Details) [Line Items]
Number of options, Outstanding at beginning of year	277,265
Weighted average Exercise price, Outstanding at beginning of year (in Dollars per share) | $ / shares	$ 0.27
Number of options, Granted	0
Number of options, Exercised	(179,037)
Weighted average Exercise price, Exercised (in Dollars per share) | $ / shares	$ 0.21
Number of options, Outstanding ending	98,228
Weighted average Exercise price, Outstanding ending (in Dollars per share) | $ / shares	$ 0.41
Number of options, Exercisable options	76,561
Weighted average Exercise price, Exercisable options (in Dollars per share) | $ / shares	$ 0.23
Number of options, Share-based payment expenses (in Dollars) | $	$ 3
Number of options, Forfeited	0